Organization and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1: ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ecoark Holdings is a diversified holding company, incorporated in the state of Nevada on November 19, 2007. Ecoark Holdings has four wholly owned subsidiaries: Ecoark, Inc. ("Ecoark"), a Delaware corporation which is the parent of Zest Labs, Inc. ("Zest Labs"), 440IoT Inc., a Nevada corporation ("440IoT"), Banner Midstream Corp., a Delaware corporation ("Banner Midstream" and Trend Discovery Holdings Inc., a Delaware corporation ("Trend Holdings"). Zest Labs, offers the Zest Fresh solution, a breakthrough approach to quality management of fresh food, specifically designed to help substantially reduce the $161 billion amount of food loss the U.S. experiences each year. Banner Midstream is engaged in oil and gas exploration, production and drilling operations on over 10,000 cumulative acres of active mineral leases in Texas, Louisiana, and Mississippi. Banner Midstream also provides transportation and logistics services and procures and finances equipment to oilfield transportation service contractors. Trend Holdings invests in a select number of early stage startups each year as part of the fund's Venture Capital strategy.

Trend Capital Management provides services and collects fees from entities including Trend Discovery LP and Trend Discovery SPV I.  Trend Discovery LP and Trend Discovery SPV I invest in securities.  Neither Trend Holdings nor Trend Capital Management invest in securities or have any role in the purchase of securities by Trend Discovery LP and Trend Discovery SPV I.  In the near-term, Trend Discovery LP's performance will be driven by its investment in Volans-i, a fully autonomous vertical takeoff and landing ("VTOL") drone delivery platform.  Trend Discovery LP currently owns approximately 1% of Volans-i and has participation rights to future financings to maintain its ownership at 1% indefinitely. More information can be found at flyvoly.com.

440IoT Inc. was incorporated in 2019 and is located near Boston, Massachusetts and is a software development and information solutions provider for cloud, mobile, and IoT (Internet of Things) applications.

On March 27, 2020, the Company and Banner Energy Services Corp., a Nevada corporation ("Banner Parent"), entered into a Stock Purchase and Sale Agreement (the "Banner Purchase Agreement") to acquire Banner Midstream Corp., a Delaware corporation ("Banner Midstream"). Pursuant to the acquisition, Banner Midstream became a wholly-owned subsidiary of the Company and Banner Parent received shares of the Company's common stock in exchange for all of the issued and outstanding shares of Banner Midstream.

Banner Midstream has four operating subsidiaries: Pinnacle Frac Transport LLC ("Pinnacle Frac"), Capstone Equipment Leasing LLC ("Capstone"), White River Holdings Corp. ("White River"), and Shamrock Upstream Energy LLC ("Shamrock"). Pinnacle Frac provides transportation of frac sand and logistics services to major hydraulic fracturing and drilling operations. Capstone procures and finances equipment to oilfield transportation service contractors. These two operating subsidiaries of Banner Midstream are revenue producing entities White River and Shamrock are engaged in oil and gas exploration, production, and drilling operations on over 10,000 cumulative acres of active mineral leases in Texas, Louisiana, and Mississippi.

Principles of Consolidation

The consolidated financial statements include the accounts of Ecoark Holdings and its subsidiaries, collectively referred to as "the Company". All significant intercompany accounts and transactions have been eliminated in consolidation. Ecoark Holdings is a holding company that holds 100% of Ecoark and Magnolia Solar. Ecoark holds 100% of Eco360, Pioneer Products (which owned 100% of Sable), Zest Labs.

In May 2018 the Ecoark Holdings Board approved a plan to sell key assets of Pioneer (including the assets of Sable) and Magnolia Solar. Both of these subsidiaries were sold in May 2019.

On May 31, 2019, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Trend Discovery Holdings Inc., a Delaware corporation ("Trend Holdings") for the Company to acquire 100% of Trend Holdings pursuant to a merger of Trend Holdings with and into the Company (the "Merger"). The Merger was completed, and Trend Holdings is now included in the consolidated financial statements.

On March 27, 2020, the Company and Banner Energy Services Corp, a Nevada corporation ("Banner Parent"), entered into a Stock Purchase and Sale Agreement (the "Banner Purchase Agreement") to acquire Banner Midstream Corp., a Delaware corporation ("Banner Midstream"). Pursuant to the acquisition, Banner Midstream became a wholly-owned subsidiary of the Company and Banner Parent received shares of the Company's common stock in exchange for all of the issued and outstanding shares of Banner Midstream.

The Company applies the guidance of Topic 810 Consolidation of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") to determine whether and how to consolidate another entity.  Pursuant to ASC Paragraph 810-10-15-10 all majority-owned subsidiaries—all entities in which a parent has a controlling financial interest—are consolidated except when control does not rest with the parent. Pursuant to ASC Paragraph 810-10-15-8, the usual condition for a controlling financial interest is ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity is a condition pointing toward consolidation. The power to control may also exist with a lesser percentage of ownership, for example, by contract, lease, agreement with other stockholders, or by court decree.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("GAAP") and the rules and regulations of the United States Securities and Exchange Commission (the "Commission" or the "SEC"). It is management's opinion that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.

Reclassification

The Company has reclassified certain amounts in the fiscal 2019 consolidated financial statements to comply with the 2020 presentation. These principally relate to classification of certain revenues, cost of revenues and related segment data, as well as certain research and development expenses. Reclassifications relating to the discontinued operations of Pioneer, Sable and Magnolia are described further in Note 2 for 2019 and Pinnacle Vac for 2020.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. These estimates include, but are not limited to, management's estimate of provisions required for uncollectible accounts receivable, fair value of assets held for sale and assets and liabilities acquired, impaired value of equipment and intangible assets, including goodwill, asset retirement obligations, estimates of discount rates in lease, liabilities to accrue, fair value of derivative liabilities associated with warrants, cost incurred in the satisfaction of performance obligations, permanent and temporary differences related to income taxes and determination of the fair value of stock awards. Actual results could differ from those estimates.

The estimates of proved, probable and possible oil and gas reserves are used as significant inputs in determining the depletion of oil and gas properties and the impairment of proved and unproved oil and gas properties. There are numerous uncertainties inherent in the estimation of quantities of proven, probable and possible reserves and in the projection of future rates of production and the timing of development expenditures. Similarly, evaluations for impairment of proved and unproved oil and gas properties are subject to numerous uncertainties including, among others, estimates of future recoverable reserves and commodity price outlooks. Actual results could differ from the estimates and assumptions utilized.

Cash

Cash consists of cash, demand deposits and money market funds with an original maturity of three months or less. The Company holds no cash equivalents as of March 31, 2020 and 2019, respectively. The Company maintains cash balances in excess of the FDIC insured limit. The Company does not consider this risk to be material.

Property and Equipment and Long-Lived Assets

Property and equipment is stated at cost. Depreciation on property and equipment is computed using the straight-line method over the estimated useful lives of the assets, which range from two to ten years for all classes of property and equipment, except leasehold improvements which are depreciated over the term of the lease, which is shorter than the estimated useful life of the improvements.

ASC 360 requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company has early adopted Accounting Standard Update ("ASU") 2017-04 Intangibles – Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment effective April 1, 2017. The adoption of this ASU did not have a material impact on our consolidated financial statements.

The Company reviews recoverability of long-lived assets on a periodic basis whenever events and changes in circumstances have occurred which may indicate a possible impairment. The assessment for potential impairment is based primarily on the Company's ability to recover the carrying value of its long-lived assets from expected future cash flows from its operations on an undiscounted basis. If such assets are determined to be impaired, the impairment recognized is the amount by which the carrying value of the assets exceeds the fair value of the assets.

ASC 360-10 addresses criteria to be considered for long-lived assets expected to be disposed of by sale. Six criteria are listed in ASC 360-10-45-9 that must be met in order for assets to be classified as held for sale. Once the criteria are met, long-lived assets classified as held for sale are to be measured at the lower of carrying amount or fair value less costs to sell. The Company did consider it necessary to record impairment charges for equipment acquired as part of the Sable acquisition. As of March 31, 2019, the property and equipment of Sable and Magnolia Solar have been reclassified as assets held for sale as more fully described in Note 2.

These intangible assets are being amortized over estimated flows over the estimated useful lives of ten years for the customer relationships and on a straight-line basis over five years for the non-compete agreements. These intangible assets will be amortized commencing April 1, 2020. Any expenditures on intangible assets through the Company's filing of patent and trademark protection for Company-owned inventions are expensed as incurred.

The Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers to be important which could trigger an impairment review include the following:

1. Significant underperformance relative to expected historical or projected future operating results;

2. Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and

3. Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows. The Company tested the carrying value of its long-lived assets for recoverability during the year ended March 31, 2020, and there was no impairment recorded during this period.

Oil and Gas Properties

The Company uses the full cost method of accounting for its investment in oil and natural gas properties. Under the full cost method of accounting, all costs associated with acquisition, exploration and development of oil and gas reserves, including directly related overhead costs are capitalized. General and administrative costs related to production and general overhead are expensed as incurred.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit of production method using estimates of proved reserves. Disposition of oil and gas properties are accounted for as a reduction of capitalized costs, with no gain or loss recognized unless such adjustment would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in operations. Unproved properties and development projects are not amortized until proved reserves associated with the projects can be determined or until impairment occurs. If the results of an assessment indicate that the properties are impaired, the amount of the loss from operations before income taxes and the adjusted carrying amount of the unproved properties is amortized on the unit-of-production method.

There was no depreciation, depletion and amortization expense for the Company's oil and gas properties for the years ended March 31, 2020 and 2019, respectively.

Limitation on Capitalized Costs

Under the full-cost method of accounting, we are required, at the end of each reporting date, to perform a test to determine the limit on the book value of our oil and gas properties (the "Ceiling" test). If the capitalized costs of our oil and natural gas properties, net of accumulated amortization and related deferred income taxes, exceed the Ceiling, the excess or impairment is charged to expense. The expense may not be reversed in future periods, even though higher oil and gas prices may subsequently increase the Ceiling. The Ceiling is defined as the sum of: (a) the present value, discounted at 10% and assuming continuation of existing economic conditions, of (1) estimated future gross revenues from proved reserves, which is computed using oil and gas prices determined as the unweighted arithmetic average of the first-day-of-the-month price for each month within the 12-month hedging arrangements pursuant to SAB 103, less (2) estimated future expenditures (based on current costs) to be incurred in developing and producing the proved reserves; plus, (b) the cost of properties being amortized; plus, (c) the lower of cost or estimated fair value of unproven properties included in the costs being amortized, net of (d) the related tax effects related to the difference between the book and tax basis of our oil and natural gas properties. A ceiling test was performed as of March 31, 2020 and there was no indication of impairment on the oil and gas properties.

Oil and Gas Reserves

Reserve engineering is a subjective process that is dependent upon the quality of available data and interpretation thereof, including evaluations and extrapolations of well flow rates and reservoir pressure. Estimates by different engineers often vary sometimes significantly. In addition, physical factors such as results of drilling, testing and production subsequent to the date of an estimate, as well as economic factors such as changes in product prices, may justify revision of such estimates. Because proved reserves are required to be estimated using recent prices of the evaluation, estimated reserve quantities can be significantly impacted by changes in product prices.

Accounting for Asset Retirement Obligation

Asset retirement obligations ("ARO") primarily represent the estimated present value of the amount the Company will incur to plug, abandon and remediate its producing properties at the projected end of their productive lives, in accordance with applicable federal, state and local laws. The Company determined its ARO by calculating the present value of the estimated cash flows related to the obligation. The retirement obligation is recorded as a liability at its estimated present value as of the obligation's inception, with an offsetting increase to proved properties.

Software Costs

The Company accounts for software development costs in accordance with ASC 985-730 Software Research and Development, and ASC 985-20 Costs of Software to be Sold, Leased or Marketed. ASC 985-20 requires that costs related to the development of the Company's products be capitalized as an asset when incurred subsequent to the point at which technological feasibility of the enhancement is established and prior to when a product is available for general release to customers. ASC 985-20 specifies that technological feasibility can be established by the completion of a detailed program design. Costs incurred prior to achieving technological feasibility are expensed. The Company does utilize detailed program designs; however, the Company's products are released soon after technological feasibility has been established and as a result software development costs have been expensed as incurred.

Research and Development Costs

Research and development costs are expensed as incurred. These costs include internal salaries and related costs and professional fees for activities related to development. These costs relate to the Zest Data Services platform, Zest Fresh and Zest Delivery.

Subsequent Events

Subsequent events were evaluated through the date the consolidated financial statements were filed.

Revenue Recognition

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, which the Company early adopted effective April 1, 2017. No cumulative adjustment to accumulated deficit was required as a result of this adoption, and the early adoption did not have a material impact on our consolidated financial statements as no material arrangements prior to the adoption were impacted under the new pronouncement.

The Company accounts for a contract when it has been approved and committed to, each party's rights regarding the goods or services to be transferred have been identified, the payment terms have been identified, the contract has commercial substance, and collectability is probable. Revenue is generally recognized net of allowances for returns and any taxes collected from customers and subsequently remitted to governmental authorities. Revenue recognition for multiple-element arrangements requires judgment to determine if multiple elements exist, whether elements can be accounted for as separate units of accounting, and if so, the fair value for each of the elements.

Revenue from software license agreements of Zest Labs is recognized over time or at a point in time depending on the evaluation of when the customer obtains control of the promised goods or services over the term of the agreement. For agreements where the software requires continuous updates to provide the intended functionality, revenue is recognized over the term of the agreement. For software as a service ("SaaS") contracts that include multiple performance obligations, including hardware, perpetual software licenses, subscriptions, term licenses, maintenance and other services, the Company allocates revenue to each performance obligation based on estimates of the price that would be charged to the customer for each promised product or service if it were sold on a standalone basis. For contracts for new products and services where standalone pricing has not been established, the Company allocates revenue to each performance obligation based on estimates using the adjusted market assessment approach, the expected cost plus a margin approach or the residual approach as appropriate under the circumstances. Contracts are typically on thirty-day payment terms from when the Company satisfies the performance obligation in the contract. In fiscal 2020 and 2019, the Company did not have significant revenue from software license agreements.

Revenue under master service agreements is recorded upon the performance obligation being satisfied. Typically, the satisfaction of the performance obligation occurs upon the frac sand load being delivered to the customer site and this load being successfully invoiced and accepted by the Company's factoring agent.

The Company accounts for contract costs in accordance with ASC Topic 340-40, Contracts with Customers. The Company recognizes the cost of sales of a contract as expense when incurred or at the time a performance obligation is satisfied. The Company recognizes an asset from the costs to fulfil a contract only if the costs relate directly to a contract, the costs generate or enhance resources that will be used in satisfying a performance obligation in the future and the costs are expected to be recovered. The incremental costs of obtaining a contract are capitalized unless the costs would have been incurred regardless of whether the contract was obtained.

Cost of sales for Pinnacle Frac includes all direct expenses incurred to produce the revenue for the period. This includes, but is not limited to, direct employee labor, direct contract labor and fuel.

Accounts Receivable and Concentration of Credit Risk

The Company considers accounts receivable, net of allowance for doubtful accounts, to be fully collectible. The allowance is based on management's estimate of the overall collectability of accounts receivable, considering historical losses, credit insurance and economic conditions. Based on these same factors, individual accounts are charged off against the allowance when management determines those individual accounts are uncollectible. Credit extended to customers is generally uncollateralized, however credit insurance is obtained for some customers. Past-due status is based on contractual terms.

For Pinnacle Frac, accounts receivable is comprised of unsecured amounts due from customers that have been conveyed to a factoring agent without recourse. Pinnacle Frac receives an advance from the factoring agent of 98% of the amount invoiced to the customer within one business day. The Company recognizes revenue for 100% of the gross amount invoiced, records an expense for the 2% finance charge by the factoring agent, and realizes cash for the 98% net proceeds received.

Uncertain Tax Positions

The Company follows ASC 740-10 Accounting for Uncertainty in Income Taxes. This requires recognition and measurement of uncertain income tax positions using a "more-likely-than-not" approach. Management evaluates their tax positions on an annual basis.

The Company files income tax returns in the U.S. federal tax jurisdiction and various state tax jurisdictions. The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

Vacation and Paid-Time-Off Compensation

The Company follows ASC 710-10 Compensation – General. The Company records liabilities and expense when obligations are attributable to services already rendered, will be paid even if an employee is terminated, payment is probable, and the amount can be estimated.

The Company measures compensation expense for its non-employee share-based compensation under ASC 505-50 Equity-Based Payments to Non-Employees. The fair value of the options and shares issued is used to measure the transactions, as this is more reliable than the fair value of the services received. The fair value is measured at the value of the Company's common stock on the date that the commitment for performance by the counterparty has been reached or the counterparty's performance is complete. The fair value of the equity instrument is charged directly to expense, or to a prepaid expense if shares of common stock are issued in advance of services being rendered, and additional paid-in capital.

The Company adopted ASU 2016-09 Improvements to Employee Share-Based Payment Accounting effective April 1, 2017. Cash paid when shares were directly withheld for tax withholding purposes is classified as a financing activity in the statement of cash flows. There were no other impacts from this adoption.

Fair Value of Financial Instruments

ASC 825 Financial Instruments requires the Company to disclose estimated fair values for its financial instruments. Fair value estimates, methods, and assumptions are set forth below for the Company's financial instruments: The carrying amount of cash, accounts receivable, prepaid and other current assets, accounts payable and accrued liabilities, and amounts payable to related parties, approximate fair value because of the short-term maturity of those instruments. The Company does not utilize derivative instruments. The carrying amount of the Company's debt instruments also approximates fair value.

Leases

The Company follows ASC 840 Leases in accounting for leased properties. The Company leases office and production facilities for terms typically ranging from three to five years. Rent escalations over the term of a lease are considered at the inception of the lease such that the monthly average for all payments is recorded as straight-line rent expense with any differences recorded in accrued liabilities. As subsequently described, the Company is adopting ASC 842 Leases for the fiscal year beginning April 1, 2019.

Earnings (Loss) Per Share of Common Stock

Basic net income (loss) per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share ("EPS") include additional dilution from common stock equivalents, such as convertible notes, preferred stock, stock issuable pursuant to the exercise of stock options and warrants. Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for periods presented, so only basic weighted average number of common shares are used in the computations.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. Management evaluates all of the Company's financial instruments, including warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. The Company generally uses a Black-Scholes model, as applicable, to value the derivative instruments at inception and subsequent valuation dates when needed. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is remeasured at the end of each reporting period. The Black-Scholes model is used to estimate the fair value of the derivative liabilities.

Fair Value Measurements

ASC 820 Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. ASC 820 classifies these inputs into the following hierarchy:

Level 1 inputs: Quoted prices for identical instruments in active markets.

Level 2 inputs: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 inputs: Instruments with primarily unobservable value drivers.

Segment Information

The Company follows the provisions of ASC 280-10 Segment Reporting. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making internal operating decisions. The Company and its Chief Operating Decision Makers determined that the Company's operations effective with the May 31, 2019, acquisition of Trend Holdings and the March 27, 2020 acquisition of Banner Midstream now consist of three segments, Trend Holdings (Finance), Banner Midstream (Commodities) and Zest Labs (Technology).

Related-Party Transactions

Parties are considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal stockholders of the Company, its management, members of the immediate families of principal stockholders of the Company and its management and other parties with which the Company may deal where one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all material related-party transactions. All transactions shall be recorded at fair value of the goods or services exchanged.

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update ("ASU") 2016-02 and later updated with ASU 2019-01 in March 2019 Leases (Topic 842). The ASU's change the accounting for leased assets, principally by requiring balance sheet recognition of assets under lease arrangements. It is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2018.

In June 2018, the FASB issued ASU 2018-07 Compensation – Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting. This ASU is intended to simplify aspects of share-based compensation issued to non-employees by making the guidance consistent with accounting for employee share-based compensation. It is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. The Company adopted ASU 2018-07 effective April 1, 2019. The adoption did not have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04 Intangibles – Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment. The amendments in this update are required for public business entities that have goodwill reported in their financial statements and have not elected the private company alternative for the subsequent measurement of goodwill. The update is intended to simplify the annual or interim goodwill impairment test. A public business entity that is a U.S. SEC filer must adopt the amendments in this update for its annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company adopted ASU 2017-04 effective April 1, 2017. The adoption of this ASU did not have a material impact on our consolidated financial statements.

Recently Issued Accounting Standards

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company's financial position, results of operations or cash flows.

Liquidity

For the year ended March 31, 2019, the Company disclosed that there was substantial doubt about the Company's ability to continue as a going concern to carry out its business plan. For the years ended March 31, 2020 and 2019, the Company had a net loss of $12,137 and $13,650, respectively, and has an accumulated deficit as of March 31, 2020 of $128,023. As of March 31, 2020, the Company has $406 in cash and cash equivalents

The Company alleviated the substantial doubt regarding this uncertainty as of March 31, 2020 as a result of the Company's acquisition of Banner Midstream on March 27, 2020 which bring revenue generating subsidiaries with reserves of oil properties over $6 million and existing customer relationships over $2 million, coupled with the raising of over $6 million in the exercise of warrants and the entering into a secured funding of $35 million for accretive cash flow producing oil assets for its new business venture with Banner Midstream

If the Company raises additional funds by issuing equity securities, its stockholders would experience dilution. Additional debt financing, if available, may involve covenants restricting its operations or its ability to incur additional debt. Any additional debt financing or additional equity that the Company raises may contain terms that are not favorable to it or its stockholders and require significant debt service payments, which diverts resources from other activities. If the Company is unable to obtain additional financing, it may be required to significantly scale back its business and operations.  The Company's ability to raise additional capital will also be impacted by the recent outbreak of COVID-19.

Based on this acquisition, company-wide consolidation, and management's plans, the Company believes that the current cash on hand and anticipated cash from operations is sufficient to conduct planned operations for one year from the issuance of the consolidated financial statements.

Impact of COVID-19

The recent outbreak of COVID-19, which has been declared by the World Health Organization to be a pandemic, has spread across the globe and is impacting worldwide economic activity. A pandemic, including COVID-19, or other public health epidemic poses the risk that the Company or its employees, suppliers, and other partners may be prevented from conducting business activities at full capacity for an indefinite period of time, including due to spread of the disease within these groups or due to shutdowns that may be requested or mandated by governmental authorities. While it is not possible at this time to estimate the impact that COVID-19 could have on the Company's business, the continued spread of COVID-19 and the measures taken by the governments of countries affected and in which the Company operates could disrupt the operation of the Company's business. The COVID-19 outbreak and mitigation measures may also have an adverse impact on global economic conditions, which could have an adverse effect on the Company's business and financial condition, including on its potential to conduct financings on terms acceptable to the Company, if at all. In addition, the Company may take temporary precautionary measures intended to help minimize the risk of the virus to its employees, including temporarily requiring all employees to work remotely, and discouraging employee attendance at in-person work-related meetings, which could negatively affect the Company's business. The extent to which the COVID-19 outbreak impacts the Company's results will depend on future developments that are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of the virus and the actions to contain its impact.